Note 13 - Derivative Liabilities (Details) - Fair Value Of The Derivative Instruments (USD $)	6 Months Ended
	Sep. 30, 2010	Mar. 31, 2011 Exercise Price [Member] Prior To Reclassification [Member]	Sep. 30, 2010 Exercise Price [Member]	Mar. 31, 2011 Market Value [Member] Prior To Reclassification [Member]	Sep. 30, 2010 Market Value [Member]	Mar. 31, 2011 Prior To Reclassification [Member]	Mar. 31, 2011 Prior To Reclassification [Member] Lower Limit [Member]	Mar. 31, 2011 Prior To Reclassification [Member] Upper Limit [Member]	Mar. 31, 2011 Issuance [Member]	Mar. 31, 2011 Issuance [Member] Lower Limit [Member]	Mar. 31, 2011 Issuance [Member] Upper Limit [Member]	Sep. 30, 2010 Lower Limit [Member]	Sep. 30, 2010 Upper Limit [Member]
Derivative [Line Items]
Exercise price		$ 0.50	$ 0.40	$ 0.50	$ 0.40
market value		$ 0.50	$ 0.40	$ 0.50	$ 0.40
Effective Exercise price	$ 0.50					$ 0.50			$ 0.50
Effective Market price							$ 0.48	$ 0.50		$ 0.34	$ 0.35	$ 0.34	$ 0.40
Volatility	76.00%					75.00%			75.00%
Risk-free interest	1.27%					2.24%			2.06%
Terms (years)	5 years						4 years 3 months	4 years 9 months	5 years
Expected dividend rate	0.00%					0.00%			0.00%